Intech S&P Small-Mid Cap Diversified Alpha ETF
Schedule of Investments
April 30, 2025 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Banking - 5.9%
Ameris Bancorp	305	$17,873
Axos Financial, Inc.(a)	542	34,406
Banc of California, Inc.	793	10,690
Bancorp, Inc.(a)	226	10,918
Bank OZK	1,464	62,366
BankUnited, Inc.	437	14,294
Banner Corp.	268	16,386
Berkshire Hills Bancorp, Inc.	647	16,065
Brookline Bancorp, Inc.	14,366	149,981
Cadence Bank	976	28,558
Capitol Federal Financial, Inc.	3,038	17,225
Central Pacific Financial Corp.	2,209	56,749
Columbia Banking System, Inc.	582	13,048
Customers Bancorp, Inc.(a)	2,336	116,800
CVB Financial Corp.	549	10,178
Dime Community Bancshares, Inc.	401	10,302
Eagle Bancorp, Inc.	671	12,044
East West Bancorp, Inc.	2,989	255,709
First BanCorp, Inc.	29,524	579,851
First Bancorp/Southern Pines NC	488	19,745
First Commonwealth Financial Corp.	2,623	40,184
First Financial Bancorp	610	14,122
First Horizon Corp.	17,996	325,368
Flagstar Financial, Inc.	5,805	67,977
Glacier Bancorp, Inc.	915	37,295
Hancock Whitney Corp.	671	34,952
Hanmi Financial Corp.	610	13,951
Heritage Financial Corp.	854	19,488
Hope Bancorp, Inc.	2,989	29,800
Independent Bank Corp.	976	57,672
International Bancshares Corp.	87	5,311
National Bank Holdings Corp. – Class A	610	22,058
Northwest Bancshares, Inc.	4,346	53,673
OFG Bancorp	7,808	307,245
Pacific Premier Bancorp, Inc.	1,098	22,333
Pathward Financial, Inc.	2,671	211,997
Pinnacle Financial Partners, Inc.	268	26,864
Seacoast Banking Corp. of Florida	2,074	49,175
ServisFirst Bancshares, Inc.	564	40,168
Simmons First National Corp.	610	11,383
Stellar Bancorp, Inc.	915	22,838
Synovus Financial Corp.	1,403	60,778

Texas Capital Bancshares, Inc.(a)	244	$16,629
Triumph Financial, Inc.(a)	244	13,035
TrustCo Bank Corp. NY	1,575	47,959
United Community Banks, Inc.	3,477	96,000
Valley National Bancorp	8,723	75,018
Veritex Holdings, Inc.	671	15,621
Webster Financial Corp.	1,525	72,133
WSFS Financial Corp.	122	6,289
Zions Bancorp NA	2,684	120,699
		3,391,203

Consumer Discretionary Products - 5.2%
American Axle & Manufacturing Holdings, Inc.(a)	4,453	17,010
American Woodmark Corp.(a)	587	34,633
Autoliv, Inc.	710	66,193
Capri Holdings Ltd.(a)	671	10,092
Cavco Industries, Inc.(a)	51	25,186
Crocs, Inc.(a)	2,523	243,268
Dorman Products, Inc.(a)	511	57,896
Fox Factory Holding Corp.(a)	1,114	22,625
Gentex Corp.	1,830	39,857
Gentherm, Inc.(a)	1,261	32,799
Griffon Corp.	1,270	86,500
Hanesbrands, Inc.	2,013	9,240
Harley-Davidson, Inc.(a)	957	21,456
Interface, Inc.	8,479	159,405
Kontoor Brands, Inc.	767	46,135
Lear Corp.	1,226	105,130
M/I Homes, Inc.(a)	305	32,537
Masterbrand, Inc.(a)	306	3,718
Mattel, Inc.	20,989	333,515
Meritage Homes Corp.	1,266	86,265
MillerKnoll, Inc.	2,319	38,032
Newell Brands, Inc.	3,800	18,164
Oxford Industries, Inc.	244	11,858
PVH Corp.	1,240	85,535
Scotts Miracle-Gro Co.	6,053	304,950
Skechers USA, Inc. – Class A(a)	2,257	108,381
Standard Motor Products, Inc.	205	5,556
Sturm Ruger & Co., Inc.	427	17,362
Tempur Sealy International, Inc.	2,089	127,554
Thor Industries, Inc.	183	13,253
Toll Brothers, Inc.	2,963	298,878
Visteon Corp.(a)	403	31,914
Wolverine World Wide, Inc.	3,673	47,933
XPEL, Inc.(a)	2,356	67,476

YETI Holdings, Inc.(a)	13,251	$378,316
		2,988,622

Consumer Discretionary Services - 4.4%
Adtalem Global Education, Inc.(a)	1,191	126,484
Brinker International, Inc.(a)	2,562	344,077
Cheesecake Factory, Inc.	2,796	140,835
Churchill Downs, Inc.	66	5,967
Cinemark Holdings, Inc.	893	26,710
Dave & Buster’s Entertainment, Inc.(a)	2,898	55,613
Graham Holdings Co. - Class B	41	37,722
Grand Canyon Education, Inc.(a)	183	32,642
Light & Wonder, Inc.(a)	491	41,922
Matthews International Corp.	252	5,153
Perdoceo Education Corp.	7,320	183,878
PROG Holdings, Inc.	7,381	194,563
Sabre Corp.(a)	15,579	36,922
Service Corp. International	1,669	133,353
Shake Shack, Inc. – Class A(a)	4,680	410,623
Strategic Education, Inc.	944	77,012
Stride, Inc.(a)	562	79,944
Texas Roadhouse, Inc. – Class A	146	24,230
Upbound Group, Inc.	10,319	205,348
Wendy’s Co.	11,480	143,500
Wingstop, Inc.	871	229,848
		2,536,346

Consumer Staple Products - 3.4%
B&G Foods, Inc.	3,355	23,116
BellRing Brands, Inc.(a)	6,588	508,198
Boston Beer Co., Inc. – Class A(a)	469	115,280
Cal-Maine Foods, Inc.	5,217	487,111
Celsius Holdings, Inc.(a)	1,204	42,092
Central Garden & Pet Co. – Class A(a)	976	28,860
Coca-Cola Consolidated, Inc.	94	127,446
Darling Ingredients, Inc.(a)	1,628	52,405
Edgewell Personal Care Co.	565	17,261
Fresh Del Monte Produce, Inc.	636	21,631
Ingredion, Inc.	1,454	193,120
Interparfums, Inc.	594	64,865
J&J Snack Foods Corp.	218	28,251
John B. Sanfilippo & Son, Inc.	305	20,212
Lancaster Colony Corp.	305	49,648
MGP Ingredients, Inc.	732	21,572
Post Holdings, Inc.(a)	515	58,283
Quanex Building Products Corp.	671	11,031
Simply Good Foods Co.(a)	820	29,610
TreeHouse Foods, Inc.(a)	982	22,871

Universal Corp.	769	$44,810
		1,967,673

Financial Services - 8.5%
Affiliated Managers Group, Inc.	488	80,827
Apollo Commercial Real Estate Finance, Inc. - REIT	2,074	19,433
ARMOUR Residential REIT, Inc. - REIT	3,180	52,375
Bread Financial Holdings, Inc.	63	2,989
Ellington Financial, Inc. - REIT	4,059	52,889
Enova International, Inc.(a)	2,220	203,774
Essent Group Ltd.	9,943	566,055
Euronet Worldwide, Inc.(a)	246	24,379
Evercore, Inc. – Class A	2,944	604,374
EVERTEC, Inc.	1,266	42,968
EZCORP, Inc. – Class A(a)	7,357	120,434
First American Financial Corp.	976	59,351
Franklin BSP Realty Trust, Inc. - REIT	942	10,720
Interactive Brokers Group, Inc. – Class A	5,246	901,525
Jazz Pharmaceuticals PLC(a)	9,400	312,174
JM Smucker Co.	17,953	838,944
KKR Real Estate Finance Trust, Inc. - REIT	2,021	18,694
MARA Holdings, Inc.(a)	8,907	119,087
Mr. Cooper Group, Inc.(a)	1,742	207,315
Navient Corp.	3,507	43,417
New York Mortgage Trust, Inc. - REIT	3,451	20,257
Payoneer Global, Inc.(a)	6,624	46,567
PennyMac Mortgage Investment Trust - REIT	2,318	29,763
PRA Group, Inc.(a)	305	5,581
Ready Capital Corp. - REIT	3,089	13,746
Redwood Trust, Inc. - REIT	6,011	37,328
SEI Investments Co.	223	17,459
SLM Corp.	5,734	165,770
Stewart Information Services Corp.	488	31,954
StoneX Group, Inc.(a)	1,244	110,175
Two Harbors Investment Corp. - REIT	2,548	30,245
Virtus Investment Partners, Inc.	27	4,147
Walker & Dunlop, Inc.	939	71,871
Western Union Co.	1,231	12,199
WEX, Inc.(a)	147	19,164
		4,897,950

Health Care - 10.0%
Acadia Healthcare Co., Inc.(a)	5,833	136,492
AdaptHealth Corp.(a)	17,846	151,870
Addus HomeCare Corp.(a)	271	28,333
ADMA Biologics, Inc.(a)	3,704	88,155
Amedisys, Inc.(a)	317	30,083
Amphastar Pharmaceuticals, Inc.(a)	1,464	35,736

Artivion, Inc.(a)	305	$7,226
Astrana Health, Inc.(a)	1,816	56,605
Avanos Medical, Inc.(a)	2,391	30,007
BioLife Solutions, Inc.(a)	714	17,215
BioMarin Pharmaceutical, Inc.(a)	184	11,719
Catalyst Pharmaceuticals, Inc.(a)	1,229	29,852
Collegium Pharmaceutical, Inc.(a)	3,450	93,133
CONMED Corp.	122	5,991
CorVel Corp.(a)	108	11,746
Dynavax Technologies Corp.(a)	1,632	19,176
Embecta Corp.	2,135	26,026
Encompass Health Corp.	1,404	164,254
Exelixis, Inc.(a)	14,579	570,768
Glaukos Corp.(a)	2,475	233,269
Globus Medical, Inc. – Class A(a)	244	17,512
Haemonetics Corp.(a)	865	54,512
Halozyme Therapeutics, Inc.(a)	4,772	293,096
HealthEquity, Inc.(a)	278	23,830
ICU Medical, Inc.(a)	99	13,522
Inspire Medical Systems, Inc.(a)	1,138	180,236
Integer Holdings Corp.(a)	230	29,051
Jefferies Financial Group, Inc.(a)	1,403	164,095
Lantheus Holdings, Inc.(a)	2,705	282,240
LeMaitre Vascular, Inc.	262	23,774
LivaNova PLC(a)	387	14,319
Masimo Corp.(a)	1,351	217,457
Medpace Holdings, Inc.(a)	520	160,363
Merit Medical Systems, Inc.(a)	684	64,604
Myriad Genetics, Inc.(a)	1,525	11,300
NeoGenomics, Inc.(a)	3,782	24,186
Neurocrine Biosciences, Inc.(a)	1,210	130,305
Omnicell, Inc.(a)	8,723	272,681
Option Care Health, Inc.(a)	2,161	69,822
Pediatrix Medical Group, Inc.(a)	1,708	21,999
Penumbra, Inc.(a)	372	108,937
Premier, Inc. - Class A	1,081	21,998
RadNet, Inc.(a)	1,117	58,509
Select Medical Holdings Corp.	4,880	89,011
Tandem Diabetes Care, Inc.(a)	671	11,306
Tenet Healthcare Corp.	7,991	1,142,313
UFP Technologies, Inc.(a)	294	61,311
United Therapeutics Corp.(a)	1,281	388,258
US Physical Therapy, Inc.	142	10,098
Vericel Corp.(a)	569	21,633
		5,729,934

Industrial Products - 6.7%
AAR Corp.(a)	1,159	61,960
Acuity Brands, Inc.	1,635	$398,302
AeroVironment, Inc.(a)	558	84,548
AGCO Corp.	221	18,747
AZZ, Inc.	366	31,754
Badger Meter, Inc.	671	148,170
Belden, Inc.	232	23,922
BWX Technologies, Inc.	2,135	232,971
Chart Industries, Inc.(a)	244	32,935
Cognex Corp.	1,963	53,590
Curtiss-Wright Corp.	756	260,737
Donaldson Co, Inc.	514	33,785
Enerpac Tool Group Corp.	266	10,738
Enpro, Inc.	94	14,044
Esab Corp.	122	14,655
ESCO Technologies, Inc.	170	26,597
Federal Signal Corp.	951	77,440
Franklin Electric Co., Inc.	227	19,286
Gibraltar Industries, Inc.(a)	1,037	54,909
Graco, Inc.	1,670	136,289
Greenbrier Cos., Inc.	610	25,876
Hexcel Corp.	1,750	84,822
Itron, Inc.(a)	999	111,179
ITT, Inc.	709	97,147
Lindsay Corp.	86	11,099
Littelfuse, Inc.	183	33,363
Mercury Systems, Inc.(a)	305	15,250
Middleby Corp.(a)	244	32,537
Moog, Inc. – Class A	183	30,607
Mueller Industries, Inc.	3,038	223,475
nVent Electric PLC	5,795	318,203
Oshkosh Corp.	560	46,906
OSI Systems, Inc.(a)	61	12,489
Regal Rexnord Corp.	1,220	129,125
SPX Technologies, Inc.(a)	305	40,916
Tennant Co.	322	23,236
Toro Co.	5,339	364,547
Triumph Group, Inc.(a)	2,379	60,427
Valmont Industries, Inc.	305	89,432
Vontier Corp.	488	15,523
Woodward, Inc.	1,793	336,313
		3,837,851

Industrial Services - 10.4%
ABM Industries, Inc.	1,548	75,450
AECOM	4,115	405,945
Alarm.com Holdings, Inc.(a)	305	16,348
Allegiant Travel Co.(a)	999	46,883
AMN Healthcare Services, Inc.(a)	902	18,428

ArcBest Corp.	312	$18,258
Arcosa, Inc.	805	64,456
Brady Corp. – Class A	732	51,452
Brink’s Co.	427	38,106
Clean Harbors, Inc.(a)	1,024	219,075
Comfort Systems USA, Inc.(a)	1,539	611,829
CoreCivic, Inc. - REIT	3,728	84,402
CSG Systems International, Inc.	3,247	195,242
Dorian LPG Ltd.(a)	1,299	27,825
Dycom Industries, Inc.(a)	1,757	294,385
EMCOR Group, Inc.	2,827	1,132,779
Enviri Corp.(a)	2,973	20,425
Everus Construction Group, Inc.(a)	1,407	56,618
Fluor Corp.(a)	4,310	150,376
Forward Air Corp. – Class A(a)	2,175	32,016
Frontdoor, Inc.(a)	1,638	67,338
FTI Consulting, Inc.(a)	97	16,129
GEO Group, Inc. - REIT(a)	1,940	60,683
Granite Construction, Inc.	522	42,433
H&R Block, Inc.	3,981	240,333
Healthcare Services Group, Inc.(a)	6,314	89,722
Insperity, Inc.	183	11,897
Installed Building Products, Inc.	270	44,774
John Wiley & Sons, Inc. – Class A	167	7,288
Kirby Corp.(a)	366	35,271
Korn Ferry	1,071	66,081
ManpowerGroup, Inc.	305	13,136
MasTec, Inc.(a)	1,076	136,996
Matson, Inc.	550	60,000
MYR Group, Inc.(a)	305	37,308
Resideo Technologies, Inc.(a)	2,684	45,038
Ryder System, Inc.	793	109,172
Saia, Inc.(a)	564	137,616
SkyWest, Inc.(a)	706	62,954
Tetra Tech, Inc.	2,817	87,862
TopBuild Corp.(a)	1,528	451,921
UniFirst Corp.	144	25,700
Verra Mobility Corp.(a)	565	12,317
Watsco, Inc.	305	140,251
World Kinect Corp.	976	24,488
XPO, Inc.(a)	3,294	349,559
		5,936,565

Insurance - 6.5%
American Financial Group, Inc.	610	77,263
AMERISAFE, Inc.	763	35,472
Assured Guaranty Ltd.	7,686	674,293
Brighthouse Financial, Inc.(a)	491	28,586

CNO Financial Group, Inc.	1,430	$54,254
Employers Holdings, Inc.	572	27,794
Genworth Financial, Inc. – Class A(a)	8,948	61,383
Goosehead Insurance, Inc. – Class A(a)	1,110	107,903
Hanover Insurance Group, Inc.	271	45,013
HCI Group, Inc.	244	35,697
Horace Mann Educators Corp.	549	22,805
Jacobs Solutions, Inc.	1,141	88,895
Kemper Corp.	1,512	89,389
Kinsale Capital Group, Inc.	439	191,079
Mercury General Corp.	321	17,790
NMI Holdings, Inc.(a)	1,708	61,778
Old Republic International Corp.	6,100	229,360
Palomar Holdings, Inc.(a)	462	66,999
Primerica, Inc.	610	159,863
ProAssurance Corp.	555	12,882
Reinsurance Group of America, Inc.	2,013	377,055
RenaissanceRe Holdings Ltd.	2,228	539,020
RLI Corp.	366	27,088
Safety Insurance Group, Inc.	210	16,065
Selective Insurance Group, Inc.	414	36,113
SiriusPoint Ltd.(a)	12,430	208,824
Trupanion, Inc.(a)	915	33,489
Unum Group	5,360	416,258
		3,742,410

Materials - 6.7%
Advanced Drainage Systems, Inc.	831	94,310
AdvanSix, Inc.	366	7,840
Alcoa Corp.	774	18,986
Alpha Metallurgical Resources, Inc.(a)	404	49,025
Apogee Enterprises, Inc.	2,237	88,742
Ashland, Inc.	159	8,648
ATI, Inc.(a)	2,224	120,941
Avient Corp.	1,484	49,432
Axalta Coating Systems Ltd.(a)	2,152	69,940
Balchem Corp.	693	108,489
Boise Cascade Co.	976	91,041
Carlisle Cos, Inc.	1,498	568,461
Carpenter Technology Corp.	438	85,677
Century Aluminum Co.(a)	10,517	172,584
Cleveland-Cliffs, Inc.(a)	3,172	26,137
Commercial Metals Co.	183	8,151
Eagle Materials, Inc.	101	22,865
Hawkins, Inc.	696	84,759
HB Fuller Co.	578	31,235
Innospec, Inc.	122	10,917
Kaiser Aluminum Corp.	1,606	103,523

Louisiana-Pacific Corp.	2,038	$175,900
Materion Corp.	4,227	350,883
NewMarket Corp.	61	37,533
O-I Glass, Inc.(a)	427	5,406
Olin Corp.	2,157	46,634
Owens Corning	1,159	168,530
Reliance, Inc.	1,683	485,091
Rogers Corp.(a)	244	15,082
Royal Gold, Inc.	793	144,889
RPM International, Inc.	1,848	197,274
Simpson Manufacturing Co., Inc.	477	73,310
Stepan Co.	183	9,253
SunCoke Energy, Inc.	1,372	12,430
Trex Co., Inc.(a)	1,614	93,322
United States Steel Corp.	2,257	98,654
Warrior Met Coal, Inc.	765	36,582
WD-40 Co.	305	69,650
		3,842,126

Media - 0.7%
Angi, Inc.(a)	3,616	41,439
HealthStream, Inc.	2,823	94,938
New York Times Co. – Class A	4,453	231,823
QuinStreet, Inc.(a)	915	16,031
Scholastic Corp.	1,127	20,320
		404,551

Oil & Gas - 4.3%
Antero Midstream Corp.	6,419	106,234
Antero Resources Corp.(a)	7,555	263,141
Archrock, Inc.	7,631	179,557
Bristow Group, Inc.(a)	1,325	38,478
ChampionX Corp.	4,434	106,992
CNX Resources Corp.(a)	10,815	318,285
Comstock Resources, Inc.(a)	976	17,832
Core Laboratories, Inc.	1,037	11,791
DT Midstream, Inc.	4,529	440,219
Helix Energy Solutions Group, Inc.(a)	4,453	27,119
Helmerich & Payne, Inc.	2,074	39,178
HF Sinclair Corp.	1,750	52,622
Murphy Oil Corp.	5,602	115,009
Murphy USA, Inc.	366	182,477
NOV, Inc.	1,586	18,413
Oceaneering International, Inc.(a)	1,858	32,980
Par Pacific Holdings, Inc.(a)	1,830	26,206
Patterson-UTI Energy, Inc.	10,235	57,725
PBF Energy, Inc. – Class A	1,299	22,317
ProPetro Holding Corp.(a)	4,458	22,201

Range Resources Corp.	1,109	$37,628
RPC, Inc.	1,647	7,790
SM Energy Co.	2,644	60,257
Talos Energy, Inc.(a)	1,834	12,618
Tidewater, Inc.(a)	1,453	52,584
Vital Energy, Inc.(a)	688	9,756
Weatherford International PLC	5,124	212,134
		2,471,543

Real Estate - 6.2%
Acadia Realty Trust - REIT	563	10,753
American Assets Trust, Inc. - REIT	671	12,568
Armada Hoffler Properties, Inc. – Class A - REIT	2,562	17,345
Brandywine Realty Trust - REIT	5,490	21,740
Brixmor Property Group, Inc. - REIT	3,782	94,210
CareTrust REIT, Inc. - REIT	11,534	337,600
Centerspace - REIT	183	11,046
COPT Defense Properties - REIT	1,037	27,076
Cousins Properties, Inc. - REIT	1,651	45,469
Cushman & Wakefield PLC(a)	25,581	239,694
Easterly Government Properties, Inc. - REIT	1,624	32,764
Elme Communities - REIT	720	11,210
EPR Properties - REIT	1,502	74,334
eXp World Holdings, Inc.	2,440	22,350
First Industrial Realty Trust, Inc. - REIT	1,377	65,518
Four Corners Property Trust, Inc. - REIT	488	13,640
Getty Realty Corp. - REIT	1,407	39,382
Global Net Lease, Inc. - REIT	4,459	33,665
Healthcare Realty Trust, Inc. - REIT	1,873	29,088
Independence Realty Trust, Inc. - REIT	2,067	40,162
Innovative Industrial Properties, Inc. – Class A- REIT	4,482	243,417
Jones Lang LaSalle, Inc.	3,111	707,473
Kilroy Realty Corp. - REIT	1,744	54,953
Kite Realty Group Trust - REIT	780	16,887
Lamar Advertising Co. - Class A - REIT	903	102,770
LTC Properties, Inc. - REIT	399	14,312
LXP Industrial Trust - REIT	1,929	15,220
National Storage Affiliates Trust - REIT	1,651	61,417
NexPoint Residential Trust, Inc. - REIT	343	12,787
Omega Healthcare Investors, Inc. - REIT	5,107	199,428
Outfront Media, Inc. - REIT	732	11,075
Park Hotels & Resorts, Inc. - REIT	6,499	64,600
PotlatchDeltic Corp. - REIT	1,037	39,810
Rayonier, Inc. - REIT	870	21,280
Rexford Industrial Realty, Inc. - REIT	8,368	276,981
Sabra Health Care REIT, Inc. - REIT	6,100	108,885
Safehold, Inc. - REIT	1,496	23,562
SITE Centers Corp. - REIT	5,383	63,735

St. Joe Co.	376	$15,912
Summit Hotel Properties, Inc. - REIT	1,464	5,959
Tanger, Inc. - REIT	976	30,754
Uniti Group, Inc. - REIT(a)	42,866	210,901
Universal Health Realty Income Trust - REIT	171	6,534
Vornado Realty Trust - REIT	1,516	53,485
		3,541,751

Renewable Energy - 0.1%
EnerSys	366	31,696
REX American Resources Corp.(a)	305	12,114
		43,810

Retail & Wholesale - Discretionary - 4.3%
Academy Sports & Outdoors, Inc.	976	36,776
Advance Auto Parts, Inc.	306	10,012
American Eagle Outfitters, Inc.	14,015	147,578
Asbury Automotive Group, Inc.(a)	38	8,289
AutoNation, Inc.(a)	244	42,493
Avis Budget Group, Inc.(a)	2,618	242,505
Boot Barn Holdings, Inc.(a)	671	70,012
Buckle, Inc.	2,422	84,189
Burlington Stores, Inc.(a)	488	109,820
Dick’s Sporting Goods, Inc.	2,641	495,821
ePlus, Inc.(a)	183	11,412
Ethan Allen Interiors, Inc.	1,636	46,511
FirstCash Holdings, Inc.	427	57,201
Foot Locker, Inc.(a)	1,803	22,123
GameStop Corp. – Class A(a)	1,924	53,603
Gap, Inc.	5,453	119,421
G-III Apparel Group Ltd.(a)	1,170	29,507
GMS, Inc.(a)	671	49,157
Group 1 Automotive, Inc.	160	64,581
La-Z-Boy, Inc.	2,257	89,152
Liquidity Services, Inc.(a)	1,177	37,405
Lithia Motors, Inc.	305	89,292
Macy’s, Inc.	2,467	28,173
Monro, Inc.	793	11,054
National Vision Holdings, Inc.(a)	671	8,287
Nordstrom, Inc.	305	7,363
OPENLANE, Inc.(a)	2,840	52,568
RH(a)	376	69,195
Signet Jewelers Ltd.	1,368	81,122
Urban Outfitters, Inc.(a)	2,215	116,908
Valvoline, Inc.(a)	579	19,837
Victoria’s Secret & Co.(a)	7,763	145,944
		2,457,311

Retail & Wholesale - Staples - 3.2%
Andersons, Inc.	3,334	$125,725
BJ’s Wholesale Club Holdings, Inc.(a)	2,623	308,360
Casey’s General Stores, Inc.	549	253,962
Five Below, Inc.(a)	1,525	115,732
Ollie’s Bargain Outlet Holdings, Inc.(a)	671	71,200
PriceSmart, Inc.	466	47,294
SpartanNash Co.	2,141	42,478
Sprouts Farmers Market, Inc.(a)	4,758	813,618
United Natural Foods, Inc.(a)	2,389	63,810
		1,842,179

Software & Tech Services - 5.1%
Adeia, Inc.	18,753	230,849
Agilysys, Inc.(a)	1,673	124,388
Amentum Holdings, Inc.(a)	1,676	36,570
Blackbaud, Inc.(a)	356	21,552
CACI International, Inc. – Class A(a)	167	76,464
Commvault Systems, Inc.(a)	1,150	192,200
Concentrix Corp.	427	21,803
DoubleVerify Holdings, Inc.(a)	16,104	213,539
Doximity, Inc. – Class A(a)	941	53,524
Dropbox, Inc. - Class A(a)	8,357	238,592
Genpact Ltd.	2,020	101,525
Insight Enterprises, Inc.(a)	671	92,786
KBR, Inc.	10,675	563,747
Kyndryl Holdings, Inc.(a)	4,168	135,127
Manhattan Associates, Inc.(a)	1,891	335,444
Maximus, Inc.	1,952	130,706
Paylocity Holding Corp.(a)	310	59,551
Progress Software Corp.	305	18,288
Science Applications International Corp.	2,083	252,105
SPS Commerce, Inc.(a)	162	23,249
		2,922,009

Tech Hardware & Semiconductors - 5.3%
Ciena Corp.(a)	6,996	469,851
Cirrus Logic, Inc.(a)	549	52,726
Coherent Corp.(a)	3,599	231,488
Corsair Gaming, Inc.(a)	5,256	37,212
Crane NXT Co.	1,830	85,864
CTS Corp.	679	25,856
Dolby Laboratories, Inc. – Class A	172	13,208
Extreme Networks, Inc.(a)	4,758	62,615
Harmonic, Inc.(a)	22,204	199,392
InterDigital, Inc.	3,090	621,090
Lattice Semiconductor Corp.(a)	671	32,832
Lumentum Holdings, Inc.(a)	884	52,191

Pitney Bowes, Inc.	5,589	$48,513
Pure Storage, Inc. - Class A(a)	1,019	46,222
Sanmina Corp.(a)	1,098	84,315
Semtech Corp.(a)	323	10,094
Sonos, Inc.(a)	3,369	31,028
TD SYNNEX Corp.	1,159	128,417
TTM Technologies, Inc.(a)	976	19,540
Universal Display Corp.	4,677	587,572
Viasat, Inc.(a)	13,834	128,241
Wolfspeed, Inc.(a)	21,351	75,796
		3,044,063

Telecommunications - 1.0%
Cogent Communications Holdings, Inc.	1,308	71,090
Frontier Communications Parent, Inc.(a)	1,220	44,225
Gogo, Inc.(a)	1,658	12,551
Iridium Communications, Inc.	4,043	97,558
Lumen Technologies, Inc.(a)	26,110	92,429
Shenandoah Telecommunications Co.	1,403	15,629
Telephone and Data Systems, Inc.	6,903	258,794
		592,276

Utilities - 1.5%
ALLETE, Inc.	448	29,339
Avista Corp.	1,793	74,356
MDU Resources Group, Inc.	4,740	81,244
Middlesex Water Co.	200	12,624
National Fuel Gas Co.	572	43,918
New Jersey Resources Corp.	490	23,981
Northwest Natural Holding Co.	2,370	102,147
ONE Gas, Inc.	2,379	186,775
Otter Trail Corp.	1,135	90,096
Southwest Gas Holdings, Inc.	612	44,192
Spire, Inc.	1,296	99,196
UGI Corp.	1,858	60,924
Unitil Corp.	86	5,045
		853,837

TOTAL COMMON STOCKS (Cost $59,182,253)		57,044,010

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(b)	260,537	$260,537

TOTAL SHORT-TERM INVESTMENTS (Cost $260,537)		260,537

TOTAL INVESTMENTS - 99.9% (Cost $59,442,790)		$57,304,547
Other Assets in Excess of Liabilities - 0.1%		34,951
TOTAL NET ASSETS - 100.0%		$57,339,498

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.